Offerings	Nov. 03, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.0087%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 11,531,927.56
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,003.28
Offering Note	Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities, warrants and subscription rights. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. The Maximum Aggregate Offering Price has been estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of Common Stock that are issued upon conversion of Debt Securities or Preferred Stock or upon exercise of Common Stock Warrants registered hereunder. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $100,000,000.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-273110
Carry Forward Initial Effective Date	Nov. 03, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-273110
Carry Forward Initial Effective Date	Nov. 03, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-273110
Carry Forward Initial Effective Date	Nov. 03, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-273110
Carry Forward Initial Effective Date	Nov. 03, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-273110
Carry Forward Initial Effective Date	Nov. 03, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-273110
Carry Forward Initial Effective Date	Nov. 03, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 88,468,072.44
Carry Forward Form Type	S-3
Carry Forward File Number	333-273110
Carry Forward Initial Effective Date	Nov. 03, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,749.18
Offering Note	The registrant previously paid registration fees in the aggregate of $11,020 with respect to the Registration Statement on Form S-3 (Commission File No. 333-273110) (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act ("Rule 415(a)(6)"), the registration fee of $9,749.18 associated with the offering of unsold securities (the "Unsold Securities") under the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement and $88,468,072.44 in Unsold Securities under the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registrant is also registering new securities on this registration statement with an aggregate initial offering price of $11,531,927.56 (the "New Securities"), which aggregate offering price is not specified as to each class of securities. A filing fee of $1,003.28 with respect to the New Securities is being paid in connection with the filing of this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.